INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Raw materials	$ 310,394	$ 155,433
Work-in-process	265,109	117,509
Finished goods	948,592	919,432
Inventories	1,524,095	1,192,374
Amount of finished goods includes modules	$ 161,138	163,078
Federal Investment Tax Credit (as a percentage)	5.00%
Inventory written down	$ 7,475	$ 14,070	$ 42,907